ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Comprehensive Income (Loss), before Reclassification Adjustments and Tax [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax	$ 8,447	$ 751	$ (2,200)
Unrealized gain (loss) on derivatives	810	809	(1,020)
Retirement obligations	2,775	884	(11,014)
Foreign currency translation			50
Total	12,032	2,444	(14,184)
Other Comprehensive Income (Loss) Reclassifications before Tax [Abstract]
Unrealized gain (loss) on investment securities	1,649	234	1,505
Unrealized gain (loss) on derivatives	0	0	0
Retirement obligation	1,511	1,195	1,475
Foreign currency translation			0
Total	138	(961)	30
Transactions Pre-tax
Unrealized gain (loss) on investment securities	6,798	517	(3,705)
Unrealized gain (loss) on derivatives	810	809	(1,020)
Retirement obligation	4,286	2,079	(9,539)
Foreign currency translation			50
Total	11,894	3,405	(14,214)
Transactions Tax-effect
Unrealized gain (loss) on investment securities	(2,431)	(133)	1,278
Unrealized gain (loss) on derivatives	(296)	(301)	370
Retirement obligation	(1,114)	(834)	3,395
Foreign currency translation			0
Total	(3,841)	(1,268)	5,043
Transactions Net of tax
Unrealized gain (loss) on investment securities	4,367	384	(2,427)
Unrealized gain (loss) on derivatives	514	508	(650)
Retirement obligation	3,172	1,245	(6,144)
Foreign currency translation	0	0	50
Total	8,053	2,137	(9,171)
Balances Net of tax
Unrealized gain (loss) on investment securities	(182)	(4,549)	(4,933)	$ (2,506)
Unrealized gain (loss) on derivatives	(577)	(1,091)	(1,599)	(949)
Retirement obligation	(19,631)	(22,803)	(24,048)	(17,904)
Foreign currency translation			0	(50)
Total	$ (20,390)	$ (28,443)	$ (30,580)	$ (21,409)